Management Report - Risk and Capital Performance - Own Funds Template, incl. RWA and capital ratios (Detail) - CCR/CRD 4 [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018 [2]	Dec. 31, 2017
Common Equity Tier 1 (CET 1) capital: instruments and reserves [Abstract]
Capital instruments and the related share premium accounts	[1]	€ 45,515	€ 45,195
Retained earnings		16,297	17,977
Accumulated other comprehensive income (loss), net of tax		382	660
Independently reviewed interim profits net of any foreseeable charge or dividend	[3]	0	(751)
Other	[1]	846	33
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		63,041	63,114
Common Equity Tier 1 (CET 1) capital: regulatory adjustments [Abstract]
Additional value adjustments (negative amount)		(1,504)	(1,204)
Other prudential filters (other than additional value adjustments)		(329)	(74)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)		(8,566)	(6,715)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)		(2,758)	(2,403)
Negative amounts resulting from the calculation of expected loss amounts	[4]	(367)	(408)
Defined benefit pension fund assets (negative amount)		(1,111)	(900)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)		(25)	(117)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)		0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)		0	0
Other regulatory adjustments	[5]	(895)	(485)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital		(15,555)	(12,306)
Common Equity Tier 1 (CET 1) capital		47,486	50,808
Additional Tier 1 (AT1) capital: instruments [Abstract]
Capital instruments and the related share premium accounts		4,676	4,676
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1		3,009	3,904
Additional Tier 1 (AT1) capital before regulatory adjustments		7,685	8,579
Additional Tier 1 (AT1) capital: regulatory adjustments [Abstract]
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)		(80)	(26)
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR		0	(1,730)
Other regulatory adjustments		0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital		(80)	(1,756)
Additional Tier 1 (AT1) capital		7,604	6,823
Tier 1 capital (T1 = CET 1 + AT1)		55,091	57,631
Tier 2 (T2) capital		6,202	6,384
Total Capital		61,292	64,016
Total risk-weighted assets		350,432	343,316
Capital ratios [Abstract]
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)		14	15
Tier 1 capital ratio (as a percentage of risk-weighted assets)		16	17
Total capital ratio (as a percentage of risk-weighted assets)		€ 17	€ 19

[1]	Our IPO of DWS led to a EUR0.9billion CET 1 contribution which is reflected in Capital instruments, related share premium accounts and other reserves at EUR0.1billion and minority interest in Other at EUR0.8billion.
[2]	With effect from January1, 2018, the CRR/CRD4 transitional (or phase-in) rules under which CET1 regulatory adjustments were phased in have reached a rate of 100%, together with the 100% phase-out rate of minority interest only recognizable under the transitional rules.
[3]	No interim profits to be recognized as per ECB Decision (EU) 2015/656 in accordance with the Article26(2) of Regulation (EU) No575/2013 (ECB/2015/4).
[4]	Based on Article 159 CRR and recent guidance provided by EBA (Q&A 2017_3426) published on January 18, 2019 only unearned credit spread additional value adjustments are used as specific credit risk adjustments.
[5]	Includes EUR0.6billion capital deduction effective from January 2018 onwards, based on ECB guidance and following the EBA Guidelines on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme. Further includes capital deduction of EUR0.3billion that was imposed on Deutsche Bank effective from October 2016 onwards based on a notification by the ECB pursuant to Article 16(1)(c) and 16(2)(d) of Regulation (EU) No 1024/2013.